Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal
Current	$ 18,142	$ 17,820	$ 17,729
Deferred	(21,167)	6,867	(2,409)
Total, Federal	(3,025)	24,687	15,320
State, Local and Foreign
Current	15,441	10,559	12,288
Deferred	(5,633)	1,968	(1,756)
Total, State, Local and Foreign	9,808	12,527	10,532
Income Tax Expense (Benefit), Continuing Operations	$ 6,783	$ 37,214	$ 25,852